Commitments and Contingencies (Details) (USD $)	1 Months Ended					3 Months Ended			6 Months Ended		12 Months Ended									6 Months Ended			6 Months Ended			12 Months Ended	6 Months Ended
	Apr. 30, 2012	Mar. 31, 2012	Apr. 28, 2011	Apr. 30, 2011	Mar. 22, 2011	Jun. 24, 2012	Mar. 24, 2012	Dec. 25, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011 Agreement	Dec. 26, 2010	Dec. 20, 2009	Jan. 27, 2014	Jan. 27, 2013	Apr. 13, 2012	Apr. 05, 2012 Vessels	Jun. 24, 2012 First lien senior secured notes [Member]	Dec. 25, 2011 First lien senior secured notes [Member]	Jun. 24, 2012 Puerto Rico tradelane [Member] Lawsuit	Nov. 23, 2011 Puerto Rico tradelane [Member]	Jun. 11, 2009 Puerto Rico tradelane [Member]	Jun. 24, 2012 Alaska tradelane [Member] Lawsuit	Jun. 24, 2012 Ship Finance International Limited [Member]	Jun. 24, 2012 Ship Finance International Limited [Member] First lien senior secured notes [Member]	Dec. 25, 2011 Hawaii and Guam tradelanes [Member] Lawsuit	Jun. 24, 2012 Interest Rate Criteria One [Member] Maximum [Member]	Jun. 24, 2012 Interest Rate Criteria Two [Member] Maximum [Member]	Jun. 24, 2012 Interest Rate Criteria Three [Member] Maximum [Member]	Jun. 24, 2012 Criteria Four [Member]
Commitments and Contingencies (Textual) [Abstract]
Legal Proceedings amount payable in number of years									5 years		5 years
Legal Proceedings related charges			$ 15,000,000		$ 45,000,000							$ 30,000,000
Paid for settlement of agreement																						20,000,000
Legal Proceedings Amount reversed												19,200,000
Payment of first fine amount				1,000,000
Payment of second fine amount		1,000,000
Payment of fine amount on or before year one											2,000,000
Payment of fine amount on or before year two											3,000,000
Payment of fine amount on or before year Three											4,000,000
Payment of fine amount on or before year four											4,000,000
Class action lawsuit related to ocean shipping																				32			1			25
Pursuant to the settlement agreement amount paid																					5,800,000
Settlement agreement amount agreed to pay																					4,000,000
Recorded provisions relating to contingency								1,500,000			1,500,000
Amount of fine agreed to pay for guilty								1,000,000			1,000,000
Aggregate annual charter hire amount																	32,000,000
Additional amount donated to service programs																500,000
Fine amount to be paid on installment basis														500,000	500,000
Number of new vessels																	5
Global Termination Agreement date								Apr. 05, 2012			Apr. 05, 2012
Term of each of the bareboat charters																	12 years
Period of Renewal option exercisable																	3 years
Period of Elected not to purchase the new vessels																	12 years
Responsible for paying the amount of shortfall																	3,800,000
Recorded Residual guarantee at fair value amount								300,000			300,000
Letters of credit amount						18,900,000		19,600,000	18,900,000		19,600,000	11,300,000
Expired Collective bargaining agreements workforce											10.00%
Principal amount of Second Lien Senior Secured Notes due 2016 issued						389,724,000		515,848,000	389,724,000		515,848,000	516,323,000						226,767,000	228,228,000						40,000,000
Due date of Second Lien Senior Secured Notes									2016
Warrants issued for the purchase of common stock	9,250,000								9,250,000
Conversion price of warrant to common stock						$ 0.01			$ 0.01								$ 0.01
Reimbursement amount incurred																								600,000			600,000	100,000	100,000	100,000
Reimburse amount paid to SFL							800,000		700,000
Record date for vessel lease related to restructuring charges									4th quarter of 2011
Work force covered by collective bargaining agreements											70.00%
Number of collective bargaining agreement expired in fiscal year											5
Number of collective bargaining agreement expired in next year											1
Number of collective bargaining agreement expired in year two											1
Number of collective bargaining agreement expired in year ten											1
Percentage of union workforce											30.00%
Additional restructuring charges						14,100,000		119,300,000			119,300,000	1,843,000	747,000
Payments for Legal Settlements actual amount Paid									$ 1,500,000	$ 1,884,000	$ 8,518,000	$ 5,000,000	$ 5,000,000